Consolidated Statements of Cash Flows $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2017 MXN ($)
Cash flows from operating activities:
Income before income taxes	$ 243,720	$ 4,599,656	$ 3,985,582	$ 2,950,515
Adjustments for:
Depreciation and amortization	22,003	415,252	351,745	299,192
Major maintenance provision	15,489	292,324	248,636	291,038
(Decrease) in allowance for doubtful accounts	(13)	(241)	(5,960)	(10,561)
Gain on sales of property and equipment	(62)	(1,162)	(205)	(1,340)
Interest income	(9,073)	(148,079)	(194,091)	(127,290)
Interest expense	19,923	352,851	325,557	352,822
Unrealized exchange rate fluctuation	2,332	44,007	53,013	60,458
Profit (loss) after adjustments	294,319	5,554,608	4,764,277	3,814,834
(Increase) decrease trade accounts receivable, net	(3,229)	(60,949)	(59,849)	93,934
(Increase) decrease recoverable tax	(9,702)	(183,103)	19,210	(26,091)
Increase) decrease of repayment for contractors, other accounts receivable and prepaid expenses	(1,333)	(25,156)	4,740	2,195
Increase (decrease) trade accounts payable	(1,424)	(26,880)	61,653	(12,536)
(Decrease) increase payable taxes and other accrued expenses	2,192	41,367	(27,596)	(13,628)
Income taxes paid	(70,198)	(1,324,834)	(995,258)	(829,973)
Increase (decrease) related parties, net	(2,240)	(42,276)	97,093	(75,966)
Major maintenance provision	(16,168)	(305,133)	(139,320)	(97,784)
Increase guarantee deposits and labor obligations	4,708	88,880	(15,604)	66,348
Net cash flows from operating activities	196,926	3,716,524	3,709,346	2,921,333
Cash flows by investment activities:
Acquisition of property improvements	(3,026)	(57,103)	(211,230)	(221,773)
Other non-current assets	(40)	(753)	(4,230)	(21,519)
Proceeds from sale of property and equipment	62	1,162	205	1,340
Acquisition of improvements in concessioned assets	(57,566)	(1,086,426)	(1,071,828)	(1,368,770)
Other investments held to maturity	1,042	19,657	29,681	(49,338)
Interest received	9,073	171,236	169,029	117,284
Net cash flows used by investing activities	(50,455)	(952,227)	(1,088,373)	(1,542,776)
Cash flow from financing activities:
Loans obtained from related parties	779	14,700	46,550	14,700
Payment of long-term debt	(2,161)	(40,790)	(49,563)	(51,168)
Interest paid	(17,343)	(327,309)	(323,070)	(350,499)
Dividends paid	(84,709)	(1,598,681)	(1,605,736)	(1,575,083)
Financial lease payments	(2,659)	(50,180)	(8,644)
Repurchase of shares	(12,939)	(244,201)		(34,234)
Increase in non-controlling interest				17,149
Net cash used by financing activities	(119,032)	(2,246,461)	(1,940,463)	(1,979,135)
Net increase (decrease) in cash and cash equivalents	27,439	517,836	680,510	(600,578)
Effects of exchange rate changes on the foreign currency cash balance	(2,484)	(46,865)	(54,615)	(72,207)
Cash and cash equivalents at the beginning of the year cash balance	156,782	2,958,902	2,333,007	3,005,792
Cash and cash equivalents at the end of the year	181,737	3,429,873	2,958,902	2,333,007
Non cash investing activities which are not reflected in the consolidated statements of cash flows:
Acquisition of property, leasehold improvements and equipment, including finance lease	31	593	5,301	51,099
Acquisition of other assets	14	265	610	4,484
Acquisition of improvements in concessioned assets	$ 1,540	$ 29,068	$ 22,094	$ 74,586